Cash Flow Information - Summary of Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of cash and cash equivalents
Cash at bank	$ 59,707		$ 59,707		$ 50,005
Deposits at call	370		370		421
Cash and cash equivalents	60,077	$ 70,385	60,077	$ 70,385	$ 50,426	$ 37,763
Loss for the period	$ (15,263)	$ (24,970)	(45,330)	(69,073)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization			2,661	1,629
Foreign exchange (gains)/losses			20	(175)
Finance costs			6,764	5,214
Remeasurement of borrowing arrangements			(1,098)	376
Remeasurement of contingent consideration			(1,276)	3,352
Payment for services rendered in shares				620
Equity settled share-based payment			4,527	3,217
Deferred tax benefit			(6,158)	(5,778)
Change in operating assets and liabilities:
(Increase)/decrease in trade and other receivables			(556)	5,543
(Increase)/decrease in prepayments			1,253	1,682
Decrease/(increase) in tax assets			1,499	1,728
Increase/(decrease) in trade creditors and accruals			6,313	1,130
Increase/(decrease) in provisions			2,098	1,831
Increase/(decrease) in deferred consideration			(7,500)	10,000
Net cash (outflows) in operating activities			$ (36,783)	$ (38,704)